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91-1605

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 19b-4(e)

APR 18 2007

DIVISION OF MARKET REGULATION

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
NYSE Arca, Inc.

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
Open-end Management Investment Company

3. Class of New Derivative Securities Product:
Investment Company Units

4. Name of Underlying Instrument:
S&P/Citigroup BMI Asia Pacific Emerging Index

07052797

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
Broad-Based

6. Ticker Symbol(s) of New Derivative Securities Product:
GMF

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
Bombay Stock Exchange, GreTai Securities Market, Hong Kong Stock Exceghange, Jakarta Stock Exchange, Karachi Stock Exchange, Kuala Lumpur Stock Exchange (Bursa Malaysia), Nasdaq Stock Market, New York Stock Exchange, National Stock Exchange of India, Philippine Stock Exchange, Shanghai Stock Exchange, Shenzhen Stock Exchange, Singapore Stock Exchange, Stock Exchange of Thailand, Taiwan Stock Exchange, Tokyo Stock Exchange

8. Settlement Methodology of New Derivative Securities Product:
Regular way trades settle on T+3/Book entry only held in DTC.

9. Position Limits of New Derivative Securities Product (if applicable):
Not applicable.

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:
Mary Yeager

Title:
Corporate Secretary

PROCESSED
MAY 08 2007
THOMSON FINANCIAL

Telephone Number:
(212) 656-2062

Manual Signature of Official Responsible for Form:

Mary Yeager

Date:
April 17, 2007

SEC 2449 (1/99)

END

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	APR 18 2007